Label	Element	Value
Class I Prospectus | PNC MULTI-FACTOR SMALL CAP VALUE FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000778202_SupplementTextBlock

Supplement dated March 31, 2015 to

PNC Equity Funds Class I Shares Prospectus

dated September 29, 2014

PNC Multi-Factor Small Cap Core Fund

PNC Multi-Factor Small Cap Growth Fund

PNC Multi-Factor Small Cap Value Fund

This Supplement provides new and additional information beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.

Effective March 31, 2015, the section entitled “Fund Fees and Expenses” for each of the PNC Multi-Factor Small Cap Core Fund, PNC Multi-Factor Small Cap Growth Fund and PNC Multi-Factor Small Cap Value Fund, respectively, in the PNC Equity Funds Class I Shares Prospectus is deleted in its entirety and replaced with the following:

With respect to the PNC Multi-Factor Small Cap Value Fund, on page 24:

Risk/Return [Heading]	rr_RiskReturnHeading	PNC MULTI-FACTOR SMALL CAP VALUE FUND
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.68%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.73%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.85%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-03-30
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management Fees have been restated to reflect the contractual management fee for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in Class I Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same, except that the Fee Waiver and Expense Reimbursement is reflected only in the one year period below.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	427
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	791
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,816
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	*** Please contact PNC Funds at 1-800-622-FUND (3863) for more information. INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

[1]	The Fund's investment adviser (the "Adviser") has contractually agreed to waive Management Fees and reimburse or pay certain operating expenses for the Fund to the extent the Fund's Total Annual Fund Operating Expenses exceed 0.85%, excluding certain expenses such as extraordinary expenses, acquired fund fees and expenses, taxes, brokerage commissions, dealer and underwriter spreads, commitment fees on leverage facilities, prime broker fees and expenses, interest expense and dividend expenses related to short sales. This contract continues through March 30, 2016, at which time the Adviser will determine whether to renew, revise or discontinue it, except that it may be terminated by the Board at any time. The Adviser can be reimbursed by the Fund for any contractual fee reductions or expense reimbursements if reimbursement to the Adviser (a) occurs within the three years following the year in which the Fund accrues a liability or recognizes a contingent liability with respect to such amounts paid, waived or reimbursed by the Adviser and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit that was in effect at the time the Adviser paid, waived or reimbursed the amount being repaid by the Fund.